PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Taxes Payable

	As of December 31,
	2023	2022
Current
Provision for vacation, bonus and others	170,010	148,874
Social security tax	41,763	37,716
Salaries	7,774	15,592
Cash-settled scheme	1,709	1,343
Directors fees	120	187
Other	467	107
TOTAL	221,843	203,819

	As of December 31,
	2023	2022
Non current
Provision for vacation, bonus and others	3,192	2,776
Cash-settled scheme	1,947	1,540
TOTAL	5,139	4,316